Supplement to the
Fidelity® Select Portfolios®
Financials Sector
April 29, 2017
Prospectus

Effective January 1, 2018, Banking Portfolio has changed from diversified to non-diversified.

Effective January 1, 2018, Financial Services Portfolio has changed from diversified to non-diversified.

Effective December 18, 2017, the redemption fee for Banking Portfolio has been removed.

Effective December 18, 2017, the redemption fee for Brokerage and Investment Management Portfolio has been removed.

Effective December 18, 2017, the redemption fee for Consumer Finance Portfolio has been removed.

Effective December 18, 2017, the redemption fee for Insurance Portfolio has been removed.

Effective January 18, 2018, the following information replaces the similar information for Brokerage and Investment Management Portfolio found in the “Fund Summary” section under the heading “Principal Investment Strategies”.

  The fund normally invests at least 80% of its assets in securities of companies principally engaged in the exchange of financial instruments, stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory and financial decision support services.

Effective January 18, 2018, the following information replaces the similar information for Brokerage and Investment Management Portfolio found in the “Investment Details” section under the heading “Principal Investment Strategies”.

The fund normally invests at least 80% of its assets in securities of companies principally engaged in the exchange of financial instruments, stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory and financial decision support services.

These companies may include, for example, investment management firms; institutions providing custody services; investment banks; brokerage and asset management firms; financial exchanges for securities, commodities, derivatives and other financial instruments; and other financial institutions primarily engaged in capital markets including providers of financial decision support tools, products, and ratings.

Effective January 18, 2018, the following information replaces the similar information found in the “Investment Details” section under the heading “Principal Investment Strategies”.

Each fund has a policy of investing primarily in companies engaged in specified activities. Those policies are subject to change only upon 60 days’ prior notice to shareholders of the affected fund.

SELFIN-17-04 1.916419.125	December 29, 2017

Supplement to the
Fidelity® Select Portfolios®
Health Care Sector
April 29, 2017
Prospectus

Effective January 1, 2018, Medical Equipment and Systems Portfolio has been renamed Medical Technology and Devices Portfolio.

Effective January 1, 2018 Medical Equipment and Systems Portfolio compares its performance to the MSCI U.S. IMI Custom Health Care Technology and Equipment 25-50 Index.

Effective December 18, 2017, the redemption fee for Health Care Services Portfolio has been removed.

Effective January 18, 2018, the following information replaces the similar information for Medical Equipment and Systems Portfolio found in the “Fund Summary” section under the heading “Principal Investment Strategies”.

  The fund normally invests at least 80% of its assets in securities of companies principally engaged in research, development, manufacture, distribution, supply or sale of medical equipment, devices, and related technologies, companies enabling drug discovery, and companies providing information technology services primarily to health care providers.

Effective January 18, 2018, the following information replaces the similar information for Medical Equipment and Systems Portfolio found in the “Investment Details” section under the heading “Principal Investment Strategies”.

The fund normally invests at least 80% of its assets in securities of companies principally engaged in research, development, manufacture, distribution, supply or sale of medical equipment, devices, and related technologies, companies enabling drug discovery, and companies providing information technology services primarily to health care providers.

These companies may include, for example, manufacturers of health care equipment and supplies including drug delivery systems and eye care products, firms providing services directly related to the pharmaceutical and biotechnology industries, and companies providing applications, systems and/or data processing software, and IT consulting services and tools to doctors, hospitals and health care businesses.

Effective January 18, 2018, the following information replaces the similar information found in the “Investment Details” section under the heading “Principal Investment Strategies”.

Each fund has a policy of investing primarily in companies engaged in specified activities. Those policies are subject to change only upon 60 days' prior notice to shareholders of the affected fund.

Effective January 18, 2018, the following information supplements the information found in the “Appendix” section under the heading “Additional Index Information”.

MSCI U.S. IMI Custom Health Care Technology & Equipment 25-50 Index is a modified market capitalization-weighted index of stocks designed to measure the performance of health care technology and health care equipment companies in the MSCI US Investable Market 2500 Index. The MSCI US Investable Market 2500 index is the aggregation of the MSCI US Large Cap 300, Mid Cap 450, and Small Cap 1750 indices.

SELHC-17-07 1.918629.118	December 29, 2017

Supplement to the
Fidelity® Select Portfolios®
Information Technology Sector
April 29, 2017
Prospectus

Effective December 18, 2017, the redemption fee for Communications Equipment Portfolio has been removed.

Effective December 18, 2017, the redemption fee for Computers Portfolio has been removed.

Effective December 18, 2017, the redemption fee for Semiconductors Portfolio has been removed.

Effective July 1, 2017, the supplemental benchmark index for Computers Portfolio will change from Fidelity Computers & Peripherals Linked Index℠ to FactSet Computers & Peripherals Linked Index.

The following information replaces similar information for Computers Portfolio in the "Fund Summary" section under the "Principal Investment Risks" header.

  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective December 1, 2017, the following information replaces similar information for Computers Portfolio found in the “Fund Summary” section under the heading “Portfolio Manager(s)”.

Christopher Lin (lead portfolio manager) has managed the fund since January 2013.

Caroline Tall (co-manager) has managed the fund since December 2017.

Effective January 18, 2018, the following information replaces the similar information for Semiconductors Portfolio found in the “Fund Summary” section under the heading “Principal Investment Strategies”.

  The fund normally invests at least 80% of its assets in securities of companies principally engaged in the design, manufacture, or sale of semiconductors and semiconductor equipment.

Effective January 18, 2018, the following information replaces the similar information for Semiconductors Portfolio found in the “Investment Details” section under the heading “Principal Investment Strategies”.

The fund normally invests at least 80% of its assets in securities ofcompanies principally engaged in the design, manufacture, or sale of semiconductors and semiconductor equipment.

These companies may include, for example, manufacturers of semiconductor equipment and related products.

Effective January 18, 2018, the following information replaces the similar information found in the “Investment Details” section under the heading “Principal Investment Strategies”.

Each fund has a policy of investing primarily in companies engaged in specified activities. Those policies are subject to change only upon 60 days' prior notice to shareholders of the affected fund.

Effective December 1, 2017, the following information replaces the biographical information for Computers Portfolio found in the "Fund Services" section under the heading "Portfolio Manager(s)".

Christopher Lin is lead portfolio manager of Computers Portfolio, which he has managed since January 2013. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Lin has worked as a research analyst and portfolio manager.

Caroline Tall is co-manager of Computers Portfolio, which she has managed since December 2017. Since joining Fidelity Investments in 2009, Ms. Tall has worked as a research associate, research analyst, and portfolio manager.

SELTEC-17-07 1.918659.123	December 29, 2017